Shareholder Report, Average Annual Return (Details) LMA2300_ClearBridge Small Cap Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	98 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	3.93%	9.72%	6.40%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.60%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%	8.73%